Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income (loss) Before Income Taxes

For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
United States	$69,363	$57,339	$(12,202)
Foreign	138,246	147,188	132,982

	$207,609	$204,527	$120,780

Components of Income Tax Expense

Components of income tax expense, in thousands, were as follows:

	Year Ended December 31,
	2012	2011	2010
Current income tax expense:
Federal	$41,113	$3,456	$8,174
State	6,302	5,321	3,547
Foreign	33,335	44,541	27,918

	80,750	53,318	39,639

Deferred income tax expense (benefit):
Federal	(5,688)	26,183	14,290
State	(488)	2,750	1,225
Foreign	7,494	(5,217)	5,322

	1,318	23,716	20,837

Total income tax expense	$82,068	$77,034	$60,476

Reconciliation of Income Tax Expense Computed at Statutory Tax Rates Compared to Effective Tax Rates

A reconciliation of income tax expense computed at statutory tax rates compared to effective income tax rates was as follows:

	Year Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Foreign items	5.1%	3.6%	1.2%
State income taxes, net of Federal benefit	2.0%	1.6%	2.1%
Change in valuation allowance	-1.7%	-2.6%	0.0%
Federal tax credits	-0.9%	-1.0%	-1.6%
Non-deductible meals	0.3%	0.2%	0.4%
Uncertain tax positions	0.2%	-0.6%	1.3%
Goodwill impairment	0.0%	0.0%	11.2%
Share based compensation	0.0%	1.9%	0.0%
Other	-0.5%	-0.4%	0.5%

	39.5%	37.7%	50.1%

Components of Deferred Taxes

Significant temporary differences between reported financial and taxable earnings that give rise to deferred income tax assets and liabilities, in thousands, were as follows:

	Year Ended December 31,
	2012	2011
Deferred income tax assets:
Net operating loss carryforwards	$126,556	$136,159
Benefit plans	27,691	22,248
Accrued expenses	12,260	16,292
Tax credits	12,327	13,022
Interest rate hedge activities	1,125	2,934
Reserves not currently deductible for tax purposes	6,078	9,700
Allowance for doubtful accounts	2,478	2,937
Foreign currency translation	1,867	3,373
Other	12,336	3,253

Gross deferred income tax assets	202,718	209,918

Less valuation allowance	(112,626)	(114,686)

Total deferred income tax assets	$90,092	$95,232

Deferred income tax liabilities:
Acquired intangibles amortization	$140,109	$142,235
Excess tax depreciation over financial depreciation	36,264	32,135
International earnings	27,080	27,097
Prepaid expenses	5,889	5,218

Total deferred income tax liabilities	209,342	206,685

Net deferred income tax liability	$119,250	$111,453

Deferred income tax assets / liabilities included in the balance sheet are:
Deferred income tax asset—current	$13,148	$10,068
Deferred income tax liability—long-term	132,398	121,521

Net deferred income taxes	$119,250	$111,453

Summary of Activity Related to Unrecognized Tax Benefits

The following summarizes the activity related to our unrecognized tax benefits recorded in accordance with ASC 740-10 in 2012, 2011 and 2010, in thousands:

Balance at January 1, 2010	$17,940
Increases for positions taken in current year	4,283
Decrease due to settlements with taxing authorities	(539)
Expiration of the statute of limitations for the assessment of taxes	(2,248)

Balance at December 31, 2010	19,436
Increases for positions taken in current year	3,680
Decreases for positions taken in prior years	(3,817)
Decrease due to settlements with taxing authorities	(2,309)

Balance at December 31, 2011	16,990
Increases for positions taken in current year	2,502
Decreases for positions taken in prior years	(4,533)
Decrease due to settlements with taxing authorities	(168)
Expiration of the statute of limitations for the assessment of taxes	(801)

Balance at December 31, 2012	$13,990